Premises and Equipment [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Components of Premises and Equipment [Table Text Block]

	2014	2015
	(in millions)
Land	¥403,184	¥409,271
Buildings	747,998	760,974
Equipment and furniture	929,939	615,540
Leasehold improvements	251,875	282,179
Construction in progress	27,606	35,773

Total	2,360,602	2,103,737
Less accumulated depreciation	1,123,954	1,121,532

Premises and equipment-net	¥1,236,648	¥982,205